Goodwill and intengible assets - Disclosure of the outcome the impairement review (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 539	£ 267
Carrying value	1,425	1,084
Barclays Private Bank and Wealth Management
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Tangible equity	894
Goodwill	95
Intangibles	9
Carrying value	998
Value in use	3,702
Value in use exceeding carrying value	2,704	2,884
Barclays US Consumer Bank
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Tangible equity	2,763
Goodwill	415
Intangibles	458
Carrying value	3,636
Value in use	3,989
Value in use exceeding carrying value	353	1,175
Total
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Tangible equity	3,657
Goodwill	510
Intangibles	467
Carrying value	4,634
Value in use	7,691
Value in use exceeding carrying value	£ 3,057	£ 4,059